N-2	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001819704
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	MEDIROM HEALTHCARE TECHNOLOGIES INC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false